Share capital (Details)	9 Months Ended
Sep. 30, 2020 $ / shares shares
Disclosure of financial assets
Stock options, beginning balance | shares	6,090,000
Expired / Cancelled | shares	0
Granted | shares	410,000
Stock options, ending balance | shares	6,500,000
Options exercisable | shares	6,235,416
Outstanding Weighted average exercise price
Weighted average exercise price, beginning balance | $ / shares	$ 1.78
Expired / Cancelled | $ / shares	0
Granted | $ / shares	2.34
Weighted average exercise price, ending balance | $ / shares	1.81
Options exercisable | $ / shares	$ 1.79
Weighted average remaining contractual life (in years)
Weighted average remaining contractual life, beginning balance	5 years 7 months 10 days
Granted	9 years 2 months 9 days
Weighted average remaining contractual life, ending balance	5 years 1 month 13 days
Options exercisable	4 years 11 months 9 days